Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	May 31, 2019	Jun. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2019
License agreement description						The Company has agreed to pay to Genesys (now called Opptly) a monthly license fee of $5,000 beginning June 29, 2019 and an annual fee of $1,995 for each recruiter being licensed under the License Agreement along with other fees that may be incurred.	The Company has agreed to pay the consultant a retainer of $10,000 per month as a non-recoverable draw against any finder fees earned. The Company has also agreed to pay the consultant the sum of $5,500 per month for three years ($198,000 total) as a finder’s fee for introducing Genesys to the Company. This payment is included in the $10,000 monthly retainer payment.
Market value of shares							$ 240,000
Settlement value							10,000
Consulting fees expense			$ 13,500	$ 13,500
Finder's fee accrued compensation						$ 104,500	148,500
Monthly fee expense accrued						18,000
Service agreement description					The initial term of the Services Agreement is five years, whereupon it shall automatically renew for additional successive 12-month terms until terminated by either party by submitting a 90-day prior written notice of non-renewal. The firm was formed outside of the United States solely for the purpose of performing services for the Company and has no other clients. Our Chief Technology Officer is an employee of this firm and exerts control over the firm. Pursuant to the Services Agreement, the Company has agreed to pay Recruiter.com Mauritius fees in the amount equal to the actualized documented costs incurred by Recruiter.com Mauritius in rendering the services pursuant to the Services Agreement. Payments to this firm were $235,444 and $181,400 for the years ended December 31, 2020 and 2019, respectively, and are included in product development expense in our consolidated statement of operations.
Payable amount owed						73,352
Related party interest expense							12,276
Placement revenue						31,041
Accounts receivable						21,981
Related Party Transaction
License agreement description								we entered into a marketing agreement with an entity controlled by a consultant (who is also a principal shareholder and former noteholder of the Company). The agreement provides for payment to this entity of 10% of applicable revenue generated through the use of the entities database. The agreement also provides for the payment to us of 10% of the revenue generated by the entity using our social media groups.
Payments to firm						$ 235,444	181,400
Related party transaction, description						Revenue related to customers processed by Icon Canada is recognized on a gross basis the same as other revenues and was $140,642 and $208,158 for the years ended December 31, 2020 and 2019, respectively. EOR costs related to customers processed by Icon Canada was $131,546 and $194,641 for the years ended December 31, 2020 and 2019, respectively. Currently, there is no intercompany agreement for those charges, and they are calculated on a best estimate basis. As of December 31, 2020, the Company owes Icon $706,515 in payables and Icon Canada owes $19,143 to the Company. During the years ended December 31, 2020, we charged to cost of revenue $1,232,359 and $1,887,726, respectively, related to services provided by Icon as our employer of record. During the years ended December 31, 2020 and 2019, we charged to operating expenses $271,163 and $191,729, respectively, related to management fees, rent and other administrative expense.
Consultants
Shares value of another company							$ 250,000
Warrants issued (in Shares)							85,938
Genesys
Finder's fee accrued compensation			93,500
Monthly fee expense accrued			$ 22,500
Operating expenses						$ 167,157	$ 93,671
Consultants
Accrued fees forgiven									$ 187,500
Consulting fees expense						$ 54,000	$ 238,500
Series D Preferred Stock
Shares issued (in Shares)	29,975
Series D Preferred Stock | Consultants
Shares issued (in Shares)							13,750
Series D Preferred Stock | Consultants
Shares issued (in Shares)		13,750